NYSE Regulation

Ed Newhart
Director
Corporate Compliance

11 Wall Street
New York, NY 10005
P (212) 656-5756
enewhart@nyx.com

[redacted]

CERTNYS
001-32997

March 18, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Ms. Peters:

This is to certify that on March 16, 2011, NYSE Amex, LLC (the "Exchange") received from Magnum Hunter Resources Corporation (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

8.0% Series D Cumulative Preferred Stock

We further certify that the above described securities have been approved by the Exchange for listing and registration upon official notice of issuance and to customary closing conditions.

We understand that the Registrant is seeking effectiveness of the 8-A concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Via email: filer-support@sec.gov and PETERSC@sec.gov